FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 36,801	$ 33,281
Financial assets, at fair value	36,801	33,281
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	184,162	184,231
Financial liabilities, at fair value	186,801	187,156
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	8,051	7,083
Financial liabilities, at fair value	9,078	7,933
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	126,869	127,869
Financial liabilities, at fair value	128,280	129,728
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	9,493	8,423
Financial liabilities, at fair value	9,694	8,632
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	136,362	136,292
Financial liabilities, at fair value	137,974	138,360
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	35,548	36,724
Financial liabilities, at fair value	35,548	36,724
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	4,201	4,132
Financial liabilities, at fair value	4,201	4,139
Equity investments [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	4,833	3,189
Financial assets, at fair value	4,833	3,189
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	1,846	1,859
Financial assets, at fair value	1,846	1,859
Cash And Cash Equivalents1 [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	9,523	6,778
Financial assets, at fair value	9,523	6,778
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	14,353	12,468
Financial assets, at fair value	14,353	12,468
Trade receivables and other [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	12,925	14,035
Financial assets, at fair value	12,925	14,035
Loans to government [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	2,227	2,403
Financial assets, at fair value	2,227	2,403
Loans to corporate entities [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	3,857	3,267
Financial assets, at fair value	3,857	3,267
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	1,590	1,750
Financial assets, at fair value	$ 1,590	$ 1,750